Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 269,168	£ 255,421
Off-balance sheet commitments	18,574	19,583
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,592	19,614
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(18)	(31)
Loans and other credit related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,456	3,781
Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,456	3,781
Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,614	91,177
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,109	10,784
Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,248	10
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,248	10
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	492,408	432,006
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,370)	(1,240)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,717	92,331
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,103)	(1,154)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,152	10,789
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(43)	(5)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	269,755	202,137
Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(137)	(9)
Financial assets at amortised cost | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,218	8
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	469,825	411,665
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(85)	(118)
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	63,673	80,730
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(51)	(86)
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,673	10,750
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(4)
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	267,770	202,048
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	0
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,721	17,518
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(217)	(188)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,817	9,121
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(158)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	414	39
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(21)	(1)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,662	47
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	0
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,859	2,821
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,068)	(932)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,224	2,478
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(907)	(908)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65	0
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	0
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323	42
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(106)	(9)
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	2
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(2)
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	2
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(2)
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,248	41,188
Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24)	(19)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,959	9,872
Strong | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,168	2,134
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,766	5,473
Good | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	183	1,114
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,164	3,562
Satisfactory | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	90	432
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	613	584
Sub- standard | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14	94
Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	90	123
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	131,697	126,677
Gross exposure	491,038	430,766
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	360,624	305,257
Off-balance sheet commitments	131,784	126,749
Gross exposure	492,408	432,006
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,283)	(1,168)
Off-balance sheet commitments	(87)	(72)
Gross exposure	(1,370)	(1,240)
IFRS 9 | Loans and other credit related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	126,390	115,640
IFRS 9 | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	126,457	115,695
IFRS 9 | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(67)	(55)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,307	11,037
IFRS 9 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,327	11,054
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(20)	(17)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,717	92,331
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,103)	(1,154)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,152	10,789
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(43)	(5)
IFRS 9 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		202,137
IFRS 9 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(9)
IFRS 9 | Stage 1 | Non credit – impaired | Loans and other credit related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	116,981	107,897
IFRS 9 | Stage 1 | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	116,994	107,922
IFRS 9 | Stage 1 | Non credit – impaired | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(13)	(25)
IFRS 9 | Stage 1 | Non credit – impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,714	10,212
IFRS 9 | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,715	10,215
IFRS 9 | Stage 1 | Non credit – impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(1)	(3)
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Loans and other credit related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,268	7,549
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,300	7,571
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(32)	(22)
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	526	733
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	528	740
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(2)	(7)
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	141	194
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	163	202
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(22)	(8)
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	67	92
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	84	99
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(17)	(7)
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,614	91,177
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,717	92,331
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,103)	(1,154)
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,109	10,784
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,152	10,789
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(43)	(5)
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	269,618	202,128
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	269,755	202,137
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(137)	(9)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	63,622	80,644
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	63,673	80,730
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(51)	(86)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,667	10,746
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,673	10,750
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(4)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	267,756	202,048
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	267,770	202,048
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,672	8,963
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,817	9,121
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(158)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	393	38
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	414	39
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(21)	(1)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,645	47
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,662	47
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,317	1,570
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,224	2,478
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(907)	(908)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	217	33
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323	42
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(106)	(9)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	2
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(2)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,426	39,814
IFRS 9 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,450	39,833
IFRS 9 | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24)	(19)
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,426	39,814
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,450	39,833
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24)	(19)
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,968	39,112
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,978	39,122
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(10)
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	458	702
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	472	711
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(9)
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,725	80,153
Gross exposure	382,215	322,248
IFRS 9 | Strong | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	82,801	71,741
IFRS 9 | Strong | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,924	8,412
IFRS 9 | Strong | Stage 1 | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	79,931	71,074
IFRS 9 | Strong | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,895	8,340
IFRS 9 | Strong | Lifetime expected credit losses | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,870	667
IFRS 9 | Strong | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	29	72
IFRS 9 | Strong | Lifetime expected credit losses | Stage 3 | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,997	41,339
IFRS 9 | Strong | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,637	8,649
IFRS 9 | Strong | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	253,856	192,107
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,183	40,831
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,502	8,620
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	253,577	192,105
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	814	508
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	135	29
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279	2
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,248	36,410
IFRS 9 | Strong | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,248	36,410
IFRS 9 | Strong | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,047	36,005
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	201	405
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	24,749	22,948
Gross exposure	55,416	51,018
IFRS 9 | Good | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,578	21,860
IFRS 9 | Good | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,171	1,088
IFRS 9 | Good | Stage 1 | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,530	19,960
IFRS 9 | Good | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,058	951
IFRS 9 | Good | Lifetime expected credit losses | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,048	1,900
IFRS 9 | Good | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	113	137
IFRS 9 | Good | Lifetime expected credit losses | Stage 3 | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,618	20,531
IFRS 9 | Good | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	790	320
IFRS 9 | Good | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,259	7,219
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,885	19,376
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	565	311
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,893	7,214
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	733	1,155
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	225	9
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	366	5
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,471	1,899
IFRS 9 | Good | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,471	1,899
IFRS 9 | Good | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,384	1,825
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	87	74
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,518	21,263
Gross exposure	44,931	49,305
IFRS 9 | Satisfactory | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,523	20,018
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	995	1,245
IFRS 9 | Satisfactory | Stage 1 | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,570	16,337
IFRS 9 | Satisfactory | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	727	849
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,953	3,681
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	268	396
IFRS 9 | Satisfactory | Lifetime expected credit losses | Stage 3 | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,612	23,469
IFRS 9 | Satisfactory | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,634	1,815
IFRS 9 | Satisfactory | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,167	2,758
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,313	19,077
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,605	1,814
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,272	2,727
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,299	4,392
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29	1
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	895	31
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	626	1,406
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	626	1,406
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	547	1,292
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79	114
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,545	2,084
Gross exposure	6,984	6,612
IFRS 9 | Sub- standard | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,392	1,874
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	153	210
IFRS 9 | Sub- standard | Stage 1 | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	963	551
IFRS 9 | Sub- standard | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	35	75
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,429	1,323
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	118	135
IFRS 9 | Sub- standard | Lifetime expected credit losses | Stage 3 | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | POCI | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,263	4,512
IFRS 9 | Sub- standard | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	5
IFRS 9 | Sub- standard | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	150	11
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,292	1,446
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	5
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	2
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,971	3,066
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	122	9
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105	118
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105	118
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105	118
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Gross exposure	2,862	2,823
IFRS 9 | Credit impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	163	202
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	84	99
IFRS 9 | Credit impaired | Stage 1 | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non credit – impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Stage 3 | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	163	202
IFRS 9 | Credit impaired | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	84	99
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,227	2,480
IFRS 9 | Credit impaired | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323	42
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,224	2,478
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323	42
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	2
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0